SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of subordinated liabilities [text block]

33    Subordinated liabilities

The movement in subordinated liabilities during the year was as follows:

The Group	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	4,748	625	11,885	17,258

Repurchases and redemptions during the year[1]:
6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015	(600)	–	–	(600)
4.385% Step-up Perpetual Capital Securities Callable 2017	(74)	–	–	(74)
7.627% Fixed to Floating Rate Guaranteed Non-Voting Non-Cumulative Preferred Securities	(163)	–	–	(163)
Undated Loan Capital	–	(90)	–	(90)
Subordinated Callable Notes 2017	–	–	(771)	(771)
	(837)	(90)	(771)	(1,698)
Foreign exchange movements	(221)	(34)	(423)	(678)
Other movements (all non-cash)	31	3	(134)	(100)
At 31 December 2017	3,721	504	10,557	14,782

Issued during the year:
Floating Rate Subordinated Callable Notes 2028	–	–	201	201
Repurchases and redemptions during the year[1]:
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	(600)	–	–	(600)
Undated Perpetual Preferred Securities	(14)	–	–	(14)
10.5% Subordinated Bonds callable 2018	–	–	(150)	(150)
6.75% Subordinated Fixed Rate Notes callable 2018	–	–	(1,492)	(1,492)
	(614)	–	(1,642)	(2,256)
Foreign exchange movements	108	20	247	375
Other movements (all non-cash)	(5)	5	(357)	(357)
At 31 December 2018	3,210	529	9,006	12,745

1	The repurchases and redemptions in the year resulted in cash outflows of £2,256 million (2017: £1,608 million).

The Bank	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	3,094	450	7,031	10,575

Repurchases and redemptions during the year[1]:
6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015	(600)	–	–	(600)
4.385% Step-up Perpetual Capital Securities Callable 2017	(74)	–	–	(74)
	(674)	–	–	(674)
Foreign exchange movements	(153)	(31)	(260)	(444)
Other movements (all non-cash)	(16)	(1)	(99)	(116)
At 31 December 2017	2,251	418	6,672	9,341
Foreign exchange movements	88	19	203	310
Other movements (all non-cash)	(27)	–	(96)	(123)
At 31 December 2018	2,312	437	6,779	9,528

1	The repurchases and redemptions in 2017 resulted in cash outflows of £675 million.

These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of the depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of the specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of the holders of the dated subordinated liabilities. Neither the Group nor the Bank has had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during the year (2017: none).